Sui Partners with Figure Technology Solutions to Deploy $YLDS on Sui

Partnership Marks First L1 Blockchain Native Deployment Beyond Provenance Blockchain for Figure Certificate Company (FCC), a subsidiary of Figure Technology Solutions, Inc.

SAN FRANCISCO – October 14, 2025 – Figure Technology Solutions, Inc. (Nasdaq: FIGR) today announced a strategic partnership between Sui and Figure Certificate Company (FCC), or “Figure”, a subsidiary of Figure Technology Solutions, Inc. FCC will deploy $YLDS, its SEC-registered yield-bearing security token, natively on the Sui blockchain. The partnership is initially designed to offer yield on DeepBook, Sui’s leading limit order book, with further collaboration planned around both $YLDS and SUI.

$YLDS is a SEC-registered debt security, which is backed by short-term treasury securities and repurchase agreements involving treasury securities, yielding SOFR minus 35 basis points with daily accrual and monthly payments. The native deployment on Sui will power DeepBook’s margin trading. Stablecoins will be automatically swapped into $YLDS, a yield-bearing token that enables both individuals and institutions to access yield-generating digital dollars with instant peer-to-peer transfers and 24/7 liquidity.

The native deployment on Sui will initially allow DeepBook users access to $YLDS. $YLDS will convert stablecoin holdings into yield-bearing assets. Holding $YLDS has the secondary benefit of enabling both individuals and institutions to access robust fiat rails and yield-generating digital dollars with instant peer-to-peer transfers and 24/7 liquidity.

“Issuing $YLDS on Sui represents the beginning of a broader initiative to deploy SEC-compliant, yield-bearing security tokens across multiple blockchain networks,” said Mike Cagney, Co-Founder and Executive Chairman of Figure. “We’re proud to take this first step with Sui and remove traditional intermediaries in order to level the playing field and democratize access to institutional-grade financial products.”

“Bringing $YLDS to Sui marks a significant upgrade for regulated DeFi, where institutions can access compliant and dynamic assets with the speed and security that only Sui can provide,” said Evan Cheng, Co-Founder and CEO of Mysten Labs, the original contributor to Sui. “By combining regulated, yield-bearing security tokens with seamless composability, $YLDS further cements Sui as the premier platform for real-world asset adoption and institutional-grade financial infrastructure.”

Supporting DeepBook’s margin trading infrastructure

The partnership initially centers on Sui’s leading liquidity layer, DeepBook, a primitive in the Sui Stack and the ecosystem’s largest venue for SUI trading. DeepBook’s upcoming margin trading system will utilize an isolated stablecoin lending pool that generates yield from trading activity, borrowing fees, and liquidation events. $YLDS will serve as a foundational yield layer, converting stablecoins into yield-bearing assets by minting $YLDS natively on Sui, to maximize capital efficiency.

Direct fiat access and expanded integrations

The minting of $YLDS directly on Sui, will ultimately provide a direct fiat on- and off-ramp for Sui users, enabling access to USD without relying on traditional crypto exchanges.

This announcement marks the first step in a broader strategic partnership between Figure Technologies and Sui. Figure and Sui are also exploring additional collaborative opportunities, including the potential of integrating the SUI token as a collateral asset in Figure’s lending platform.

Explore how Figure and Sui are building compliant DeFi infrastructure by visiting $YLDS.com and Sui.io.

About Sui

Sui is a first-of-its-kind Layer 1 blockchain and smart contract platform designed from the ground up to make digital asset ownership fast, private, secure, and accessible to everyone. Its object-centric model, based on the Move programming language, enables parallel execution, sub-second finality, and rich on-chain assets. With horizontally scalable processing and storage, Sui supports a wide range of applications with unrivaled speed at low cost. Sui is a step-function advancement in blockchain and a platform on which creators and developers can build amazing user-friendly experiences. For more information about Sui, please visit https://sui.io.

About Figure Technology Solutions, Inc.

Figure Technology Solutions, Inc. is a publicly-traded technology company transforming capital markets by eliminating traditional intermediaries through Provenance Blockchain infrastructure.

Figure’s blockchain-native platform enables superior home equity rates compared to traditional banks, driving over $16 billion in originations across 160+ institutional partners. The platform is powered by proprietary technology including DART (Digital Asset Registry Technology) for on-chain asset custody and lien perfection, Figure Connect for consumer credit, and $$YLDS, an SEC-registered yield-bearing stablecoin.

Figure Markets extends these capabilities into a global on-chain trading and lending marketplace. Through Democratized Prime, retail and institutional participants can lend and borrow directly, including access to pools backed by Figure’s tokenized home equity portfolio and $YLDS. By removing intermediaries, Figure enables better rates for consumers, better returns for lenders, and unprecedented market transparency and efficiency.

Learn more about Figure’s technology, products, and marketplace offerings at figure.com. For more information on $YLDS, visit $YLDS.com

Disclosures for $YLDS issued by Figure Certificate Company:

Investment products: Not FDIC Insured, No Bank Guarantee, May Lose Value.

$YLDS Stablecoins are unsecured face-amount certificates and solely backed by the assets of Figure Certificate Company (FCC), who is the issuer of the certificates. As a subsidiary of Figure Markets Holdings, Inc., FCC is (absent exclusion or exemption) required to comply with certain limits on its activity, including investment and/or trading limitations on its portfolio and other limitations under applicable banking and securities laws. FCC is not a bank, and the securities it offers are not deposits or obligations of, or backed or guaranteed or endorsed by, any bank or financial institution, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. The Certificates are not an insurance company product, an equity investment, or an investment in a money market mutual fund. FCC’s qualified assets on deposit may exceed the deposit amounts required by applicable regulations. If there are losses on FCC’s assets, FCC may not have sufficient resources to meet its obligations, including making interest and/or principal payments on your certificates. Most of FCC’s assets are debt securities and are subject to risks including credit risk, interest rate risk and prepayment and extension risk. You could lose money by investing in the Stablecoin. Although the Stablecoins seeks to preserve the value of your investment at $0.01 per share, it cannot guarantee it will do so. You should consider the investment objectives, risks, charges and expenses of certificates carefully before investing. Download a free prospectus, which contains this and other important information about our certificates. Read the prospectus carefully before you invest. Figure Certificate Company Prospectus available Here

Interest rate applicable to all Certificates is the overnight Secured Overnight Financing Rate (“SOFR”) less 35 basis points, with a minimum rate of 0.00%. SOFR stands for the Secured Overnight Financing Rate (SOFR), which is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities. For more information, please visit the Federal Reserve Bank of New York’s Website by clicking here.

FCC will collect certain information about you that helps us comply with various securities regulations and rules and the USA PATRIOT Act, a Federal law that requires all investment companies to obtain, verify, and record information that identifies each applicant. Please note: if we cannot verify the information you provide, we will be required to restrict or deny your account.

Reserves for $YLDS Stablecoins are managed by Figure Investment Advisors, LLC, a registered investment advisor located at 650 California, Suite 200, San Francisco, CA, 94108. For more information about Figure Investment Advisors, LLC, or to obtain a free copy of our disclosure brochure, please contact us at 628-236-5823 or you may download a copy at Figure Markets Website.

Figure Certificate Company and Figure Investment Advisors, LLC are subsidiaries of Figure Technology Solutions, Inc.

Contacts

press@figure.com

Figure on the Heels of IPO, Deploys Flagship YLDS Security Token on Sui

SEC-Registered Security YLDS Launches on Sui, Unlocking U.S. DeFi Liquidity

Sui is teaming up with Figure Certificate Company (FCC, or “Figure”, a subsidiary of Figure Technology Solutions, Inc.), to deploy YLDS, the SEC-registered yield-bearing security, natively on the Sui blockchain, expanding access to regulated financial products within the Sui ecosystem. This news follows Figure’s recent Nasdaq IPO (FIGR), marking its new focus on Sui.

YLDS is a SEC-registered debt security, backed by short-term treasury securities and repurchase agreements involving treasury securities, yielding SOFR minus 35 basis points with daily accrual and monthly payments. Available to both individuals and institutions, YLDS enables instant peer-to-peer transfers and 24/7 liquidity, providing a seamless, compliant way for digital dollars to move and generate yield. Holding YLDS has the secondary benefit of enabling both individuals and institutions to access fiat rails and yield-generating digital dollars with instant peer-to-peer transfers and 24/7 liquidity.

The strategic partnership is the latest in a flurry of agreements that is catapulting Sui to the top of the U.S.-based real-world asset (RWA) and DeFi sectors, introducing compliant, scalable infrastructure that supports the next generation of digital financial services.

“Issuing YLDS on Sui represents the beginning of a broader initiative to deploy SEC-registered, yield-bearing security tokens across multiple blockchain networks,” said Mike Cagney, co-founder and Executive Chairman of Figure. “We’re proud to take this first step with Sui and remove traditional intermediaries in order to level the playing field and democratize access to institutional-grade financial products.”

“Bringing YLDS to Sui marks a significant upgrade for regulated DeFi, where institutions can access compliant and dynamic assets with the speed and security that only Sui can provide,” said Evan Cheng, Co-Founder & CEO of Mysten Labs, the original contributor to Sui. “By combining regulated, yield-bearing security tokens with seamless composability, YLDS further cements Sui as the premier platform for real-world asset adoption and institutional-grade financial infrastructure.”

Unlocking the next phase of regulated DeFi

Figure brings years of experience building compliant financial technology. Its YLDS security token is designed to meet the rigorous standards of public reporting companies while introducing yield-bearing functionality for on-chain users.

YLDS opens up new DeFi opportunities by delivering yield from securitized, real-world financial instruments, with certificates issued natively on-chain to enable instant liquidity and transferability. Native issuance on Sui means that developers, institutions, and users can tap into a regulated stablecoin with utility built from the ground up for composability and scalability. It will ultimately provide a direct fiat on- and off-ramp for Sui users, enabling access to USD without relying on traditional crypto exchanges.

Supporting DeepBook’s Margin Trading Infrastructure

The partnership initially centers on Sui’s leading liquidity layer, DeepBook, a primitive in the Sui Stack and the ecosystem’s largest venue for SUI trading. DeepBook’s upcoming margin trading system will utilize an isolated stablecoin lending pool that generates yield from trading activity, borrowing fees, and liquidation events. YLDS will serve as a foundational yield layer, where stablecoins will swap into YLDS natively on Sui, to maximize capital efficiency.

Direct Fiat Access and Expanded Integrations

This announcement marks the first step in a broader strategic partnership between Figure Technologies and Sui. Figure and Sui are also exploring additional collaborative opportunities, including the potential of integrating the SUI token as a collateral asset in Figure’s lending platform.

Explore how Figure and Sui are building compliant DeFi infrastructure by visiting ylds.com and Sui.io.

Contact: media@sui.io

###

About Figure Technology Solutions

Figure Technology Solutions, Inc. is a publicly-traded technology company transforming capital markets by eliminating traditional intermediaries through Provenance Blockchain infrastructure.

Figure’s blockchain-native platform enables superior home equity rates compared to traditional banks, driving over $16 billion in originations across 160+ institutional partners. The platform is powered by proprietary technology including DART (Digital Asset Registry Technology) for on-chain asset custody and lien perfection, Figure Connect for consumer credit, and YLDS, an SEC-registered yield-bearing stablecoin.

Figure Markets extends these capabilities into a global on-chain trading and lending marketplace. Through Democratized Prime, retail and institutional participants can lend and borrow directly, including access to pools backed by Figure’s tokenized home equity portfolio and YLDS. By removing intermediaries, Figure enables better rates for consumers, better returns for lenders, and unprecedented market transparency and efficiency.

Learn more about Figure’s technology, products, and marketplace offerings at figure.com or ylds.com.

Disclosures for YLDS stablecoins issued by Figure Certificate Company:

Investment products: Not FDIC Insured, No Bank Guarantee, May Lose Value.

YLDS Stablecoins are unsecured face-amount certificates and solely backed by the assets of Figure Certificate Company (FCC), who is the issuer of the certificates. As a subsidiary of Figure Markets Holdings, Inc., FCC is (absent exclusion or exemption) required to comply with certain limits on its activity, including investment and/or trading limitations on its portfolio and other limitations under applicable banking and securities laws. FCC is not a bank, and the securities it offers are not deposits or obligations of, or backed or guaranteed or endorsed by, any bank or financial institution, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. The Certificates are not an insurance company product, an equity investment, or an investment in a money market mutual fund. FCC’s qualified assets on deposit may exceed the deposit amounts required by applicable regulations. If there are losses on FCC’s assets, FCC may not have sufficient resources to meet its obligations, including making interest and/or principal payments on your certificates. Most of FCC’s assets are debt securities and are subject to risks including credit risk, interest rate risk and prepayment and extension risk. You could lose money by investing in the Stablecoin. Although the Stablecoins seeks to preserve the value of your investment at $0.01 per share, it cannot guarantee it will do so. You should consider the investment objectives, risks, charges and expenses of certificates carefully before investing. Download a free prospectus, which contains this and other important information about our certificates. Read the prospectus carefully before you invest. Figure Certificate Company Prospectus available Here

Interest rate applicable to all Certificates is the overnight Secured Overnight Financing Rate (“SOFR”) less 35 basis points, with a minimum rate of 0.00%. SOFR stands for the Secured Overnight Financing Rate (SOFR), which is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities. For more information, please visit the Federal Reserve Bank of New York’s Website by clicking here.

FCC will collect certain information about you that helps us comply with various securities regulations and rules and the USA PATRIOT Act, a Federal law that requires all investment companies to obtain, verify, and record information that identifies each applicant. Please note: if we cannot verify the information you provide, we will be required to restrict or deny your account.

Reserves for YLDS Stablecoins are managed by Figure Investment Advisors, LLC, a registered investment advisor located at 650 California, Suite 200, San Francisco, CA, 94108. For more information about Figure Investment Advisors, LLC, or to obtain a free copy of our disclosure brochure, please contact us at 628-236-5823 or you may download a copy at Figure Markets Website.

Figure Certificate Company and Figure Investment Advisors, LLC are subsidiaries of Figure Technology Solutions, Inc.